Subsequent Events (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Subsequent Events (Textual)
Description of disposal	For the intended sale of the MVNO Business Unit, due to the investigation into several individuals employed by the MVNO business unit that was initiated in September 2019, only partial sales proceeds was received in 2019 resulting in the Group’s ownership of Yuantel reduced to 45% as of December 31, 2019. The Group still maintained control of the operations of Yuantel through influence on the board and operational management. The Group executed a new agreement with the buyers of the MVNO Business Unit as of September 1, 2020 for approximately RMB 30 million. The agreement is filed as an exhibit with this annual report. If the balance of the sales proceeds is received by September 30, 2020 as stipulated in the agreement which was later postponed to October 2020 by both parties, the sale will be deemed completed.
Fair value of debt conversion	$ 3,500
Workforce In India [Meember]
Subsequent Events (Textual)
Operational costs reduction, percentage	20.00%
Headcount In China [Member]
Subsequent Events (Textual)
Operational costs reduction, percentage	40.00%